HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.7%
	CLO — 38.1%
400,000	Anchorage Capital Clo Ltd. Series 2019-11A E(a),(b)	TSFR3M + 7.312%	12.6570	07/22/32	$ 361,245
1,400,000	Apres Static CLO Ltd. Series 2019-1A DR(a),(b)	TSFR3M + 8.022%	13.3300	10/15/28	1,413,314
1,000,000	Gallatin CLO VIII Ltd. Series 2017-1A ER(a),(b)	TSFR3M + 7.182%	12.4900	07/15/31	835,594
1,000,000	Generate CLO 3 Ltd. Series 3A ER(a),(b)	US0003M + 6.400%	11.9880	10/20/29	986,511
1,500,000	JFIN CLO Ltd. Series 2012-1A DR(a),(b)	TSFR3M + 6.712%	12.0380	07/20/28	1,510,984
1,400,000	KKR CLO Ltd. Series 13 ER(a),(b)	TSFR3M + 5.212%	10.5200	01/16/28	1,399,549
1,400,000	Longfellow Place CLO Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 4.762%	10.0700	04/15/29	1,401,320
1,400,000	Midocean Credit CLO V Series 2016-5A ER(a),(b)	TSFR3M + 5.862%	11.1820	07/19/28	1,389,933
750,000	OCP CLO Ltd. Series 2013-4A DR(a),(b)	TSFR3M + 7.032%	12.3770	04/24/29	749,968
750,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(b)	TSFR3M + 7.200%	12.5080	04/15/30	743,458
1,150,000	Palmer Square Loan Funding Ltd. Series 2022-3A D(a),(b)	TSFR3M + 8.280%	13.5880	04/15/31	1,154,229
1,400,000	Symphony CLO XVII Ltd. Series 2016-17A ER(a),(b)	TSFR3M + 5.812%	11.1200	04/15/28	1,386,304
					13,332,409
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
1,029,171	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	763,865

	NON AGENCY CMBS — 51.8%
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(b)	TSFR1M + 3.714%	8.9360	04/15/34	190,520
1,386,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	US0001M + 15.210%	20.4100	11/06/23	1,371,653
1,453,500	Capital Funding Mortgage Trust Series 2022-P01 B(a),(b)	TSFR1M + 13.700%	18.8130	06/20/24	1,423,614
458,952	Capital Funding Mortgage Trust Series 2022-27 B(a),(b)	TSFR1M + 9.910%	15.0230	02/11/25	442,688
1,400,000	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	14.6130	03/01/25	1,404,081
1,400,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF03 B(a),(b)	TSFR1M + 9.380%	14.4930	04/01/25	1,404,370
1,400,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF05 B(a),(b)	TSFR1M + 10.420%	15.5330	05/15/25	1,401,823
1,000,000	COMM Mortgage Trust Series 2012-CR5 F(a),(c)		4.3390	12/10/45	575,919
72,577,169	COMM Mortgage Trust Series 2014-UBS5 XA(c),(d)		0.8320	09/10/47	466,555
3,395,691	COMM Mortgage Trust Series 2015-CR22(c),(d)		0.8180	03/10/48	32,497
6,268,275	COMM Mortgage Trust Series 2015-CR23 XA(c),(d)		0.8570	05/10/48	70,074
3,949,369	COMM Mortgage Trust Series 2015-LC21 XA(c),(d)		0.6460	07/10/48	37,621
57,927,164	COMM Mortgage Trust Series 2015-CR25 XA(c),(d)		0.7970	08/10/48	747,643
7,372,177	CSAIL Commercial Mortgage Trust Series 2015-C1 XA(c),(d)		0.8080	04/15/50	55,914
4,621,637	CSMC Trust Series 2016-NXSR XA(c),(d)		0.6820	12/15/49	78,656
2,553,458	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	TSFR1M + 4.364%	9.5860	09/15/31	981,683

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.7% (Continued)
	NON AGENCY CMBS — 51.8% (Continued)
350,000	GS Mortgage Securities Trust Series 2010-C1 D(a),(c)		6.3570	08/10/43	$ 281,076
32,237,608	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 XA(c),(d)		0.6600	02/15/47	22,541
41,834,346	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 XA(c),(d)		0.5710	04/15/47	100,766
29,626,836	JPMBB Commercial Mortgage Securities Trust Series 2014-C21 XA(c),(d)		0.9380	08/15/47	145,311
12,548,438	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 XA(c),(d)		0.8050	11/15/47	90,320
4,467,616	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 XA(c),(d)		1.1400	02/15/48	55,349
69,829,274	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 XA(c),(d)		0.4250	07/15/48	480,802
40,992,488	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 XA(c),(d)		0.9260	10/15/48	421,919
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		3.8450	05/15/46	791,021
16,236,006	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 XA(c),(d)		0.9530	12/15/47	124,894
68,180,240	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 XA(c),(d)		0.6840	05/15/48	740,090
3,700,870	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(c),(d)		0.7540	09/15/58	46,637
285,699	WFRBS Commercial Mortgage Trust Series 2012-C9 D(a),(c)		4.7190	11/15/45	263,582
1,000,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.7190	11/15/45	895,573
37,444,214	WFRBS Commercial Mortgage Trust Series 2014-C20 XA(c),(d)		0.8910	05/15/47	135,784
27,395,222	WFRBS Commercial Mortgage Trust Series 2014-C21 XA(c),(d)		0.9960	08/15/47	221,238
740,341	XCALI Mortgage Trust Series 2020-5 B1(a),(b)	TSFR1M + 8.370%	13.4830	10/15/23	734,435
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(b)	TSFR1M + 8.120%	13.2330	05/26/24	462,627
1,500,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	US0001M + 6.000%	11.2050	01/06/26	1,420,186
					18,119,462
	RESIDENTIAL MORTGAGE — 2.6%
1,000,000	VCAT, LLC Series 2021-NPL1 A2(a),(e)		4.8260	12/26/50	914,144

	TOTAL ASSET BACKED SECURITIES (Cost $33,777,353)				33,129,880

	CORPORATE BONDS — 4.2%
	SPECIALTY FINANCE — 4.2%
500,000	X-Caliber Funding, LLC(a)		11.0000	09/24/24	489,362
1,000,000	X-Caliber Funding, LLC(a)		11.0000	03/01/25	971,682
	TOTAL CORPORATE BONDS (Cost $1,499,760)				1,461,044

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS - 0.4%
137,488	First American Government Obligations Fund Class X, 5.05% (Cost $137,488)(f)	$ 137,488

	TOTAL INVESTMENTS - 99.3% (Cost $35,414,601)	$ 34,728,412
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	238,759
	NET ASSETS - 100.0%	$ 34,967,171

LLC	- Limited Liability Company
LTD	- Limited Company

TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $30,516,313 or 87.3% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2023.
(d)	Interest only securities.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2023.
(f)	Rate disclosed is the seven day effective yield as of July 31, 2023.